JPMorgan Multi-Manager Small Cap Growth Fund
and
JPMorgan Multi-Manager Small Cap Value Fund

each a series of
J.P. Morgan Fleming Series Trust

Supplement dated March 29, 2007 to the Funds’
Statement of Additional Information dated November 1, 2006

The following section replaces the information contained in the Statement of Additional Information, dated November 1, 2006, under the heading “Portfolio Managers — Other Accounts Managed” with respect to Joel Levin in the sections providing information about the JPMorgan Multi-Manager Small Cap Growth Fund and the JPMorgan Multi-Manager Small Cap Value Fund:

PORTFOLIO MANAGERS

Other Accounts Managed (As of June 30, 2006)

The following tables show information regarding all of the other accounts managed by Jaime Pallai, portfolio manager of the JPMorgan Multi-Manager Small Cap Growth Fund:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Multi-Manager Small Cap Growth Fund
Jaime Pallai	None	None	None	None	None	None

The following tables show information regarding all of the other accounts managed by Jaime Pallai, portfolio manager of the JPMorgan Multi-Manager Small Cap Value Fund:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Multi-Manager Small Cap Value Fund
Jaime Pallai	None	None	None	None	None	None

Performance Based Fee Advisory Accounts (As of June 30, 2006)

The following table shows information on the other accounts managed by Jaime Pallai, portfolio manager of the JPMorgan Multi-Manager Small Cap Growth Fund that have advisory fees wholly or partly based on performance:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Multi-Manager Small Cap Growth Fund
Jaime Pallai	None	None	None	None	None	None

Performance Based Fee Advisory Accounts (As of June 30, 2006)

The following table shows information on the other accounts managed by Jaime Pallai, portfolio manager of the JPMorgan Multi-Manager Small Cap Value Fund that have advisory fees wholly or partly based on performance:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
JPMorgan Multi-Manager Small Cap Value Fund
Jaime Pallai	None	None	None	None	None	None

Ownership of Securities

Ms. Pallai does not own any shares of the JPMorgan Multi-Manager Small Cap Growth Fund or the JPMorgan Multi-Manager Small Cap Value Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MULTISAI-307